Property and equipment - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets, beginning of period	$ 13,495	$ 10,996
Additions to right-of-use assets	3,485	5,786	$ 4,735
Depreciation, right-of-use assets	(5,405)	(5,138)	(5,057)
Lease modifications, right of use assets	1,468	1,838
Effect of translation, right of use assets	(592)	13
Right-of-use assets, end of period	12,451	13,495	10,996
Lease liabilities [abstract]
Lease liabilities, beginning of period	13,388	10,298
Additions to lease liabilities	3,427	5,821	4,679
Interest expense on lease liabilities	1,527	1,516	1,447
Lease modifications, lease liabilities	1,388	1,765
Payments	(6,615)	(6,084)	(5,331)
Effect of translation, lease liabilities	(578)	72
Lease liabilities, end of period	$ 12,537	$ 13,388	$ 10,298